Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital and warrants	Currency translation differences	Accumulated deficit	Total
BALANCE at Dec. 31, 2017	$ 1,382	$ 49,433	$ (506)	$ (47,689)	$ 2,620
CHANGES IN THE SIX MONTH PERIOD ENDED JUNE 30
Comprehensive loss			(313)	(3,642)	(3,955)
Share-based compensation				607	607
Conversion of debentures to prepaid warrants		3,739			3,739
Issue of shares, net of issuance expenses of $96 thousand	38	494			532
BALANCE at Jun. 30, 2018	1,420	53,666	(819)	(50,724)	3,543
BALANCE at Dec. 31, 2018	1,580	54,758	(1,008)	(50,547)	4,783
CHANGES IN THE SIX MONTH PERIOD ENDED JUNE 30
Comprehensive loss				(3,558)	(3,558)
Share-based compensation				596	596
Exercise of option into shares	3	4			7
BALANCE at Jun. 30, 2019	$ 1,583	$ 54,762	$ (1,008)	$ (53,509)	$ 1,828